Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Summary of Accounts Payables and Accrued Liabilities
	March 31,	March 31,
	2019	2018

Trade payables	$188,920	$46,175
Accrued liabilities	37,613	43,396

Total accounts payable and accrued liabilities	$226,533	$89,571